Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
BrightMark Partners LLC Management Services Agreement
In August 2018, the Company entered into an agreement with BrightMark Partners LLC (“BrightMark”), a related party, for certain management services including management, business, operational, strategic, and advisory services. Under the agreement, management services were to be provided for an initial term of three years that automatically renewed for an additional one-year term.
As consideration for the management services, the Company paid $40 thousand, including costs and expenses incurred by BrightMark on behalf of Local Bounti, as reasonably determined by both parties on a monthly basis. In March 2021, the Company and BrightMark terminated the management services agreement.
The Company incurred management fees $120 thousand for the three months ended March 31, 2021. No management fees were incurred for three months ended March 31, 2022.
McLeod Property HM LLC Commercial Lease
In June 2021, the Company entered into a commercial lease agreement with McLeod Property HM LLC (“McLeod”), a related party. The lease had a one-year
term commencing on June 15, 2021 and ending June 14, 2022 or upon lease termination. The lease was terminated on March 15, 2022. The monthly rent was $3,250 per month.
“Accrued liabilities, related party” primarily represents amounts owed to BrightMark and McLeod related to the management services and commercial lease agreement, respectively, and were $26 thousand and $8 thousand as of March 31, 2022 and December 31, 2021, respectively.

16
. Related Party Transactions
BrightMark Partners LLC Management Services Agreement
In August 2018
, the Company entered into a management services agreement with BrightMark Partners LLC (“BrightMark”), a related party, for certain management services including management, business, operational, strategic, and advisory services. Under the agreement, management services were to be provided for an initial term of three years that automatically renewed for an additional one-year term.
As consideration for the management services, the Company paid $40 thousand, including costs and expenses incurred by BrightMark on behalf of Local Bounti, as reasonably determined by both parties on a monthly basis. In March 2021
, the Company and BrightMark terminated the management services agreement.
The Company incurred management fees of $120
 thousand and $
628
 thousand for the years e
nded December 31
,
2021
and
2020
, respectively.
“Accrued liabilities—related party” primarily represents amounts owed to BrightMark related to the management services agreement and were $8 thousand and $833 thousand as of December 31, 2021 and December 31, 2020, respectively.